Principal Accounting Policies (Goodwill, Impairment of Long-lived Assets and Indefinite-lived Intangible Assets, Revenue Recognition, Sales and Marketing Expenses, Taxation) (Details)	12 Months Ended
	Jun. 30, 2015 CNY (¥) entities	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Schedule of Principal Accounting Policies [Line Items]
Number of reporting unit for goodwill impairment testing | entities	1
Impairment loss of goodwill	¥ 0	¥ 0
Impairment of long-lived assets	0
Impairment of indefinite-lived assets	0
Advertising expenses	¥ 93,860,000	¥ 73,955,000	¥ 71,345,000
Applicable rate of business taxes	5.00%
VAT rate	6.00%
Online Recruitment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 month
Online Recruitment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year
Assessment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	3 months
Assessment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year